RELATED PARTY TRANSACTIONS - Consolidated Statements of Financial Position (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Trade and other current receivables	€ 8,454	€ 10,297
Prepaid expenses and other assets	2,442	263
Trade payables and other liabilities	14,357	16,968
Deferred and contingent consideration	0	11,521	€ 23,732
Key management personnel
RELATED PARTY TRANSACTIONS
Trade payables and other liabilities	1,924	166
Employees
RELATED PARTY TRANSACTIONS
Trade payables and other liabilities	62	0
Former Managing Director of Oryx
RELATED PARTY TRANSACTIONS
Trade and other current receivables	47	4
Deferred and contingent consideration	0	11,521
Non-executive director
RELATED PARTY TRANSACTIONS
Prepaid expenses and other assets	€ 62	€ 0